Fair Value Measurements - Summary of Changes in the Estimated Fair Value of the Company's Level 3 Financial Liabilities (Detail) - Convertible Preferred Stock Warrant Liability [Member] - USD ($)
$ in Thousands
	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 4,787	$ 3,553	$ 3,553
Change in fair value	1,886	$ (900)	1,234	$ 1,000	$ 400
Ending balance	$ 2,901		$ 4,787	$ 3,553